REVENUES AND EXPENSES (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure Of Revenue And Expenses [Abstract]
Schedule of Revenue and Expenses

	2019		2018		2017
(a) Revenue
Sale of goods	A$	7,705,398	A$	1,198,861	A$	901,376

Total revenue	A$	7,705,398	A$	1,198,861	A$	901,376

	2019		2018		2017
(b) Other income
BARDA income	A$	8,259,152	A$	10,104,081	A$	6,886,236
Interest income		456,695		68,617		344,734

Total other income	A$	8,715,847	A$	10,172,698	A$	7,230,970

	2019		2018		2017
(c) Finance costs
Interest expense	A$	37,769	A$	26,586	A$	12,754

	A$	37,769	A$	26,586	A$	12,754

	2019		2018		2017
(d) Depreciation included in profit or loss
Depreciation	A$	378,002	A$	143,546	A$	139,703
Profit on disposal of plant and equipment		—		—		(1,347)

	A$	378,002	A$	143,546	A$	138,356

	2019		2018		2017
(e) Cost of sales	A$	1,697,823	A$	511,646	A$	463,285

	2019		2018		2017
(f) Lease payments and other expenses included in profit or loss	A$	950,399	A$	463,095	A$	418,193

	2019		2018		2017
(g) Employee benefits expense
Salaries and wages	A$	15,472,511	A$	8,057,869	A$	6,143,458
Share-based expenses		2,688,817		1,835,157		1,587,243
Defined contribution superannuation expense		831,558		374,435		341,586

	A$	18,992,886	A$	10,267,461	A$	8,072,287